Reserved Shares of Common Stock (Detail)	Dec. 31, 2012	Dec. 31, 2011
Components of Common Stock Reserved [Line Items]
Reserved shares of common stock, on an as-if-converted basis, for issuance	28,153,561	27,259,030
Series A Preferred Stock
Components of Common Stock Reserved [Line Items]
Reserved shares of common stock, on an as-if-converted basis, for issuance	4,309,972	4,309,972
Series B Preferred Stock
Components of Common Stock Reserved [Line Items]
Reserved shares of common stock, on an as-if-converted basis, for issuance	3,579,597	3,579,597
Series C Preferred Stock
Components of Common Stock Reserved [Line Items]
Reserved shares of common stock, on an as-if-converted basis, for issuance	9,214,160	9,214,160
Series D Preferred Stock
Components of Common Stock Reserved [Line Items]
Reserved shares of common stock, on an as-if-converted basis, for issuance	6,287,026	6,287,026
Series 1 Preferred Stock
Components of Common Stock Reserved [Line Items]
Reserved shares of common stock, on an as-if-converted basis, for issuance	636,042	636,042
Stock options to purchase common stock | Stock Issued
Components of Common Stock Reserved [Line Items]
Reserved shares of common stock, on an as-if-converted basis, for issuance	3,451,178	3,104,399
Stock options to purchase common stock | Available For Grants
Components of Common Stock Reserved [Line Items]
Reserved shares of common stock, on an as-if-converted basis, for issuance	593,011	45,259
Common stock warrants | Common And Preferred Stock
Components of Common Stock Reserved [Line Items]
Reserved shares of common stock, on an as-if-converted basis, for issuance	82,575	82,575